UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Mid-Cap Index Fund	June 30, 2021
TRMNX	Investor Class
TRMSX	I Class
TRSZX	Z Class

T. ROWE PRICE MID-CAP INDEX FUND

HIGHLIGHTS

■	Mid-cap U.S. stocks produced solid gains during the period. The Mid-Cap Index Fund returned 12.57% versus 12.85% for its benchmark, the Russell Select Midcap Index.

■

Sector performance within the Russell index was positive during the period. The energy, financials, and real estate sectors posted double-digit gains and contributed to performance, while the utilities and information technology sectors produced moderate gains but lagged all other sectors.

■

The fund employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. As of June 30, information technology was the fund’s largest sector allocation. The portfolio had very little exposure to investments in the energy, utilities, and consumer staples sectors.

■

The U.S. economy has recovered rapidly, and corporate earnings have rebounded significantly, but the economic recovery is far from complete, and the outlook is not especially clear. It is not our focus to invest based on which stocks or sectors we think will perform best but, rather, to replicate the structure of the Russell Select Midcap Index and attempt to track the index’s performance.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global stock markets produced strong returns during the first half of 2021, while rising yields weighed on returns in some bond sectors. Investor sentiment was buoyed by the reopening of developed market economies, unprecedented fiscal and monetary stimulus, and expectations that the economy would benefit from a release of pent-up demand.

All major global and regional equity benchmarks recorded positive results during the period. Developed market stocks generally outperformed emerging markets, while in the U.S., small-cap equities outpaced large-caps and value performed better than growth. The large-cap S&P 500 Index returned 15% and finished the period at a record high. The energy sector, which was the worst performer in 2020, was the leader for the six-month period amid a sharp increase in oil prices. Financial stocks also produced strong results as banks benefited from an increase in long-term interest rates, while the real estate sector was helped by a rollback in many pandemic-related restrictions. Utilities underperformed with slight gains.

Fiscal and monetary support remained a key factor in providing a positive backdrop for markets. President Joe Biden signed the $1.9 trillion American Rescue Plan Act into law in March, and the Federal Reserve kept its short-term lending rates near zero. However, as a result of strong economic growth, central bank policymakers revised their outlook in a somewhat less dovish direction near the end of the period and indicated that rate hikes could commence in 2023, which was earlier than previously expected.

The economic recovery was evident in a variety of indicators. According to the latest estimate, U.S. gross domestic product grew at an annualized rate of 6.4% in the first quarter of 2021 following 4.3% growth in the fourth quarter of 2020. Weekly jobless claims declined throughout the period to new pandemic-era lows, although the monthly nonfarm payroll report disappointed at times as employers struggled to fill positions. Meanwhile, overall profits for companies in the S&P 500 rose by nearly 53% year over year in the first quarter, according to FactSet—the best showing since late 2009.

However, less favorably, inflation concerns led to some volatility in the equity market and caused a sharp rise in longer-term Treasury yields in the first quarter. (Bond prices and yields move in opposite directions.) While inflation measures were above the Fed’s 2% long-term inflation target toward the end of our reporting period—core consumer prices, for example, recorded their largest annual increase (3.8%) since 1992 in May—investors seemed to accept the Fed’s determination that rising price pressures were due to transitory factors arising from the reopening of the global economy.

Longer-term Treasury yields trended lower as inflation expectations began to wane later in the period, but they still finished significantly higher than they were at the end of 2020. Rising yields were a headwind for many fixed income investors; however, high yield bonds, which are less sensitive to interest rate changes, produced solid results, and investment-grade corporate bonds also performed well amid solid corporate fundamentals.

As we look ahead, the central question for investors—assuming the economy’s recovery from the pandemic continues apace—is whether the returns on financial assets will be as robust. Valuations are elevated in nearly all asset classes, and, in some areas, there are clear signs of speculation. That said, a transformed global economic landscape is generating potential opportunities as well as risks. Post-pandemic trends have the potential to create both winners and losers, giving active portfolio managers greater scope to seek excess returns. It is not an easy environment to invest in, but our investment teams remain rooted in company fundamentals and focused on the long term, and they will continue to apply strong fundamental analysis as they seek out the best investments for your portfolio.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks.

FUND COMMENTARY

How did the fund perform in the past six months?

Mid-cap stocks rose as the economy strengthened in the first half of 2021, extending last year’s gains. The Mid-Cap Index Fund returned 12.57% versus 12.85% for its benchmark, the Russell Select Midcap Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the I and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results.)

As a reminder, the fund is not available for direct purchase by members of the public. All investments in the fund must be made by T. Rowe Price or one of its affiliated investment advisors on behalf of mutual funds, 529 plans, or other institutional client accounts for which T. Rowe Price or its affiliate has discretionary investment authority.

What factors influenced the fund’s performance?

All sectors within the Russell index produced positive returns in the first half of 2021. Within our portfolio, financial stocks produced strong gains and contributed the most to absolute returns. Names in banking benefited from the economic recovery, consumer credit resilience on the back of fiscal stimulus measures, and expectations for rising interest rates. Signature Bank and Western Alliance Bancorp were top performers in the segment. Information technology stocks also produced gains and added value. Many software companies advanced amid continued strong demand from businesses seeking software solutions to help their employees work from home during the coronavirus pandemic. Within the sector, DocuSign and Zoom Video Communications were top performers. Names in information technology services also appreciated. Square and EPAM Systems performed well. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Health care stocks benefited the portfolio’s performance. Moderna therapeutics was not only the top-performing biotechnology company, but also the top contributor in the entire portfolio. Alnylam Pharmaceuticals also performed well. Within life sciences tools and services, Bio-Techne and Avantor posted gains.

The utilities sector, one of the smallest in the portfolio and index, produced moderate gains in percentage terms and contributed the least to performance in absolute terms. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds, and their performance was hindered by rising longer-term Treasury yields in the first quarter and expectations for the Federal Reserve to raise short-term rates sooner than previously anticipated. Consumer staples, another small sector in the portfolio and index, also made a modest contribution in aggregate, as noncyclical companies, such as food and beverage makers, generally trailed other market segments.

How is the fund positioned?

The Mid-Cap Index Fund seeks to replicate the structure and performance of its benchmark, the Russell Select Midcap Index. The index, which was created for T. Rowe Price and is administered by the Russell Investment Group, consists of approximately 500 stocks and includes all stocks in the Russell 1000 Index, except for those also included in the S&P 500 Index.

The fund employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. Since the portfolio is designed to track its index, it does not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining.

At the end of our reporting period, information technology was the fund’s largest sector allocation, as shown in the Sector Diversification table. The health care, industrials and business services, and financials sectors were also significant. The portfolio had very little exposure to investments in the energy, utilities, and consumer staples sectors.

What is portfolio management’s outlook?

The U.S. economy has recovered rapidly from last year’s deep, pandemic-driven downturn, thanks in great part to massive federal government and Federal Reserve stimulus efforts and, more recently, a successful rollout of coronavirus vaccines. Corporate earnings have rebounded significantly as consumer spending, social activities, and business operations have been returning to more normal levels. These factors, among others, have lifted equities from their March 2020 nadir and propelled the major indexes to new highs.

While the economic recovery is far from complete and is expected to continue, the outlook is not especially clear. The pandemic has not yet ended, and parts of the world continue to contend with significant coronavirus outbreaks amid a slower pace of vaccine distribution. U.S. inflation has increased materially, as commodity prices have rebounded sharply, and as pent-up consumer demand and some supply chain disruptions are leading to shortages of certain goods and materials. Treasury yields have risen from their pandemic lows amid concerns that the Fed may need to curtail its stimulus efforts—by reducing monthly asset purchases and raising short-term interest rates—sooner rather than later. Also, while infrastructure spending plans supported by President Joe Biden could contribute to economic growth, and while possible tax increases could act as a brake on growth, it is uncertain what the legislation for these proposals will look like or if the bills will be passed into law.

Regardless of economic or market developments or changes in investor sentiment, we will not attempt to determine which stocks or sectors are likely to perform best. Our main task is to replicate the structure of the Russell Select Midcap Index to provide broad exposure to mid-cap stocks and to attempt to track the index’s performance.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE MID-CAP INDEX FUND

Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies may have less seasoned management, narrower product lines, less capital reserves, and less liquidity than larger companies and are, therefore, more sensitive to economic, market, and industry changes.

Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

BENCHMARK INFORMATION

Note: Frank Russell Company (Russell) is the source and owner of the Russell index data contained or reflected in these materials and all trademarks and copyrights related thereto. Russell® is a registered trademark of Russell. Russell is not responsible for the formatting or configuration of these materials or for any inaccuracy in T. Rowe Price Associates’ presentation thereof.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 6/30/21
Square	1.8%
Zoom Video Communications	1.6
Uber Technologies	1.6
Moderna therapeutics	1.6
Blackstone	1.3
Twilio	1.2
DocuSign	1.0
Roku	1.0
Marvell Technology	0.9
Workday	0.9
Match	0.8
Pinterest	0.8
Palantir Technologies	0.8
Veeva Systems	0.8
lululemon athletica	0.8
Crowdstrike Holdings	0.8
Spotify Technology	0.7
Palo Alto Networks	0.7
Atlassian	0.7
The Trade Desk	0.6
KKR	0.6
Peloton Interactive	0.6
CoStar Group	0.6
Liberty Broadband	0.6
Okta	0.6
Total	**23.4%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The Investor Class charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Z Class

	6 Months Ended 6/30/21	3/16/20[1] Through 12/31/20
NET ASSET VALUE		
Beginning of period	$ 18.41	$ 9.05
Investment activities		
Net investment income[2][3]	0.09	0.11
Net realized and unrealized gain/loss	2.26	9.89
Total from investment activities	2.35	10.00
Distributions		
Net investment income	–	(0.11)
Net realized gain	–	(0.53)
Total distributions	–	(0.64)
NET ASSET VALUE		
End of period	**$ 20.76**	**$ 18.41**

Ratios/Supplemental Data

Total return[3][4]	**12.76%**	**110.74%**
Ratios to average net assets:[3]		
Gross expenses before waivers/payments by Price Associates	0.90%[5]	3.07%[5]
Net expenses after waivers/payments by Price Associates	0.00%[5]	0.00%[5]
Net investment income	0.96%[5]	1.00%[5]
Portfolio turnover rate	27.8%	38.3%
Net assets, end of period (in thousands)	$229	$204

[1] Inception date
[2] Per share amounts calculated using average shares outstanding method.
[3] See Note 5 for details of expense-related arrangements with Price Associates.
[4] Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
[5] Annualized

The accompanying notes are an integral part of these financial statements.

June 30, 2021 (Unaudited)

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)		
COMMON STOCKS 100.1%		
COMMUNICATION SERVICES 6.5%		
Entertainment 2.4%		
Liberty Media-Liberty Formula One, Class A (1)	471	20
Liberty Media-Liberty Formula One, Class C (1)	3,365	162
Madison Square Garden Sports (1)	315	55
Playtika Holding (1)	1,272	30
Roku (1)	1,936	889
Skillz (1)	4,920	107
Spotify Technology (1)	2,294	632
World Wrestling Entertainment, Class A (2)	743	43
Zynga, Class A (1)	16,778	179
		2,117
Interactive Media & Services 2.6%		
IAC/InterActiveCorp (1)	1,287	198
Match Group (1)	4,530	730
Pinterest, Class A (1)	9,237	729
TripAdvisor (1)	1,644	66
Vimeo (1)	2,094	103
Zillow Group, Class A (1)	1,008	124
Zillow Group, Class C (1)	2,754	337
		2,287
Media 1.5%		
Altice USA, Class A (1)	3,572	122
Cable One	91	174
Liberty Broadband, Class A (1)	421	71
Liberty Broadband, Class C (1)	2,550	443
Liberty Media Corp-Liberty SiriusXM, Class A (1)	1,355	63
Liberty Media Corp-Liberty SiriusXM, Class C (1)	2,786	129
New York Times, Class A	2,757	120
Nexstar Media Group, Class A	688	102
Sirius XM Holdings (2)	15,060	98
		1,322
Total Communication Services		5,726
CONSUMER DISCRETIONARY 11.0%		
Auto Components 0.4%		
Gentex	4,037	134
Lear	1,013	177
QuantumScape (1)	1,943	57
		368

Automobiles 0.3%		
Harley-Davidson	2,559	117
Thor Industries	899	102
		219
Diversified Consumer Services 0.9%		
Bright Horizons Family Solutions (1)	1,025	151
Chegg (1)	2,342	195
frontdoor (1)	1,433	71
Grand Canyon Education (1)	776	70
H&R Block	3,035	71
Service Corp International	2,734	146
Terminix Global Holdings (1)	2,149	103
		807
Hotels, Restaurants & Leisure 2.3%		
Aramark	3,829	143
Boyd Gaming (1)	1,371	84
Choice Hotels International	592	70
Churchill Downs	626	124
DraftKings, Class A (1)	5,175	270
Hyatt Hotels, Class A (1)	749	58
Marriott Vacations Worldwide (1)	706	112
Planet Fitness, Class A (1)	1,392	105
Six Flags Entertainment (1)	1,289	56
Travel + Leisure	1,416	84
Vail Resorts (1)	667	211
Wendy's	2,977	70
Wyndham Hotels & Resorts	1,532	111
Yum China Holdings	7,134	473
		1,971
Household Durables 0.4%		
Tempur Sealy International	3,041	119
Toll Brothers	1,877	109
TopBuild (1)	551	109
		337
Internet & Direct Marketing Retail 0.8%		
DoorDash, Class A (1)	1,411	252
Qurate Retail, Series A	6,210	81
Wayfair, Class A (1)(2)	1,269	401
		734
Leisure Products 1.3%		
Brunswick	1,310	131
Hayward Holdings (1)	641	17
Mattel (1)	5,926	119

Peloton Interactive, Class A (1)	4,433	550
Polaris	974	133
YETI Holdings (1)	1,439	132
		1,082
Multiline Retail 0.4%		
Kohl's	2,616	144
Nordstrom (1)	1,846	67
Ollie's Bargain Outlet Holdings (1)	1,100	93
		304
Specialty Retail 2.7%		
AutoNation (1)	878	83
Burlington Stores (1)	1,119	360
Carvana (1)	1,299	392
Dick's Sporting Goods	1,060	106
Five Below (1)	931	180
Floor & Decor Holdings, Class A (1)	1,711	181
Foot Locker	1,500	93
GameStop, Class A (1)	999	214
Leslie's (1)	1,860	51
Lithia Motors	483	166
Penske Automotive Group	531	40
Petco Health & Wellness (1)	1,247	28
RH (1)	287	195
Vroom (1)(2)	1,916	80
Williams-Sonoma	1,271	203
		2,372
Textiles, Apparel & Luxury Goods 1.5%		
Capri Holdings (1)	2,468	141
Carter's	729	75
Columbia Sportswear	667	65
Deckers Outdoor (1)	466	179
Lululemon Athletica (1)	1,917	700
Skechers USA, Class A (1)	2,201	110
		1,270
Total Consumer Discretionary		9,464
CONSUMER STAPLES 2.6%		
Beverages 0.7%		
Boston Beer, Class A (1)	157	160
Keurig Dr Pepper	11,882	419
		579
Food & Staples Retailing 0.4%		
Albertsons, Class A (2)	2,594	51

Casey's General Stores	636	124
Grocery Outlet Holding (1)	1,460	51
U.S. Foods Holding (1)	3,691	141
		367
Food Products 1.2%		
Beyond Meat (1)(2)	968	153
Bunge	2,296	179
Darling Ingredients (1)	2,700	182
Flowers Foods	3,232	78
Freshpet (1)	692	113
Hain Celestial Group (1)	1,500	60
Ingredion	1,130	102
Pilgrim's Pride (1)	794	18
Post Holdings (1)	995	108
Seaboard	5	19
		1,012
Household Products 0.1%		
Reynolds Consumer Products	941	29
Spectrum Brands Holdings	699	59
		88
Personal Products 0.2%		
Coty, Class A (1)	4,849	45
Herbalife Nutrition (1)	1,823	96
		141
Total Consumer Staples		2,187
ENERGY 1.3%		
Oil, Gas & Consumable Fuels 1.3%		
Antero Midstream	5,665	59
Cheniere Energy (1)	3,935	341
Cimarex Energy	1,680	122
Continental Resources	1,086	41
EQT (1)	4,753	106
HollyFrontier	2,500	82
New Fortress Energy	443	17
Targa Resources	3,765	167
Texas Pacific Land	99	159
Total Energy		1,094
FINANCIALS 11.7%		
Banks 2.5%		
Bank of Hawaii	665	56
Bank OZK	2,053	86
BOK Financial	521	45

Commerce Bancshares	1,778	133
Cullen/Frost Bankers	964	108
East West Bancorp	2,358	169
First Citizens BancShares, Class A	102	85
First Hawaiian	2,175	62
First Horizon	9,245	160
FNB	5,420	67
PacWest Bancorp	1,969	81
Pinnacle Financial Partners	1,252	110
Popular	1,384	104
Prosperity Bancshares	1,492	107
Signature Bank	952	234
Sterling Bancorp	3,192	79
Synovus Financial	2,462	108
Umpqua Holdings	3,774	70
Webster Financial	1,504	80
Western Alliance Bancorp	1,695	157
Wintrust Financial	947	72
		2,173
Capital Markets 4.1%		
Affiliated Managers Group	694	107
Apollo Global Management (2)	2,983	185
Ares Management, Class A	2,298	146
Blackstone Group	11,490	1,116
Carlyle Group	2,812	131
Evercore, Class A	688	97
FactSet Research Systems	634	213
Interactive Brokers Group, Class A	1,361	89
Janus Henderson Group	2,854	111
KKR	9,296	551
Lazard, Class A	1,702	77
LPL Financial Holdings	1,360	184
Morningstar	391	100
SEI Investments	1,930	120
Stifel Financial	1,705	111
Tradeweb Markets, Class A	1,754	148
Virtu Financial, Class A	1,559	43
		3,529
Consumer Finance 0.7%		
Ally Financial	6,291	313
Credit Acceptance (1)(2)	155	70
OneMain Holdings	1,480	89
Santander Consumer USA Holdings	1,007	36
SLM	5,377	113

Upstart Holdings (1)	205	26
		647
Diversified Financial Services 0.5%		
Equitable Holdings	6,509	198
Jefferies Financial Group	3,656	125
Voya Financial	2,012	124
		447
Insurance 3.0%		
Alleghany (1)	226	151
American Financial Group	1,143	143
Arch Capital Group (1)	6,595	257
Assured Guaranty	1,215	58
Athene Holding, Class A (1)	1,929	130
Axis Capital Holdings	1,294	63
Brighthouse Financial (1)	1,438	65
Brown & Brown	4,018	214
CNA Financial	462	21
Erie Indemnity, Class A	419	81
Fidelity National Financial	4,718	205
First American Financial	1,779	111
GoHealth, Class A (1)	894	10
Hanover Insurance Group	597	81
Kemper	1,019	75
Lemonade (1)	638	70
Markel (1)	227	269
Mercury General	445	29
Old Republic International	4,677	116
Primerica	665	102
Reinsurance Group of America	1,144	130
RenaissanceRe Holdings	821	122
White Mountains Insurance Group	51	59
		2,562
Mortgage Real Estate Investment Trusts 0.6%		
AGNC Investment, REIT	8,859	150
Annaly Capital Management, REIT	23,553	209
New Residential Investment, REIT	7,330	78
Starwood Property Trust, REIT	4,683	122
		559
Thrifts & Mortgage Finance 0.3%		
MGIC Investment	5,746	78
New York Community Bancorp	7,642	84
Rocket, Class A	2,340	45
TFS Financial	823	17

UWM Holdings	712	6
		230
Total Financials		10,147
HEALTH CARE 12.9%		
Biotechnology 4.8%		
Acceleron Pharma (1)	911	114
Alnylam Pharmaceuticals (1)	1,990	337
BioMarin Pharmaceutical (1)	3,148	263
CureVac (1)(2)	888	65
Exact Sciences (1)	2,883	358
Exelixis (1)	5,372	98
Ionis Pharmaceuticals (1)	2,443	98
Iovance Biotherapeutics (1)	2,426	63
Mirati Therapeutics (1)	676	109
Moderna (1)	5,710	1,342
Natera (1)	1,338	152
Neurocrine Biosciences (1)	1,603	156
Novavax (1)	1,244	264
Sage Therapeutics (1)	958	54
Sarepta Therapeutics (1)	1,275	99
Seagen (1)	2,260	357
Ultragenyx Pharmaceutical (1)	1,107	106
United Therapeutics (1)	757	136
		4,171
Health Care Equipment & Supplies 2.0%		
Envista Holdings (1)	2,788	121
Globus Medical, Class A (1)	1,291	100
Hill-Rom Holdings	1,142	130
ICU Medical (1)	353	73
Insulet (1)	1,115	306
Integra LifeSciences Holdings (1)	1,208	82
Masimo (1)	846	205
Novocure (1)	1,720	382
Penumbra (1)	574	157
Quidel (1)	628	80
Tandem Diabetes Care (1)	1,030	100
		1,736
Health Care Providers & Services 1.3%		
Acadia Healthcare (1)	1,477	93
agilon health (1)	938	38
Amedisys (1)	536	131
Chemed	270	128
Encompass Health	1,631	127

Guardant Health (1)	1,511	188
Molina Healthcare (1)	984	249
Oak Street Health (1)	1,832	107
Premier, Class A	2,033	71
Signify Health, Class A (1)	382	12
		1,144
Health Care Technology 1.4%		
Certara (1)	560	16
Change Healthcare (1)	4,222	97
Teladoc Health (1)	2,460	409
Veeva Systems, Class A (1)	2,300	715
		1,237
Life Sciences Tools & Services 2.2%		
10X Genomics, Class A (1)	1,417	277
Adaptive Biotechnologies (1)	1,818	74
Avantor (1)	9,789	348
Bio-Techne	657	296
Bruker	1,710	130
Maravai LifeSciences Holdings, Class A (1)	1,361	57
PPD (1)	2,777	128
QIAGEN (1)(2)	3,893	188
Repligen (1)	934	186
Sotera Health (1)	1,309	32
Syneos Health (1)	1,740	156
		1,872
Pharmaceuticals 1.2%		
Elanco Animal Health (1)	7,539	262
Horizon Therapeutics (1)	3,697	346
Jazz Pharmaceuticals (1)	1,010	179
Nektar Therapeutics (1)	2,965	51
Royalty Pharma, Class A	5,435	223
		1,061
Total Health Care		11,221
INDUSTRIALS & BUSINESS SERVICES 12.7%		
Aerospace & Defense 1.1%		
Axon Enterprise (1)	1,078	191
BWX Technologies	1,587	92
Curtiss-Wright	691	82
HEICO	754	105
HEICO, Class A	1,322	164
Hexcel (1)	1,396	87
Mercury Systems (1)	923	61
Spirit AeroSystems Holdings, Class A	1,750	83

Virgin Galactic Holdings (1)	2,400	110
		975
Air Freight & Logistics 0.3%		
XPO Logistics (1)	1,550	217
		217
Airlines 0.1%		
Copa Holdings, Class A (1)	527	39
JetBlue Airways (1)	5,289	89
		128
Building Products 1.1%		
Advanced Drainage Systems	950	111
Armstrong World Industries	804	86
AZEK (1)	1,831	78
Builders FirstSource (1)	3,424	146
Lennox International	579	203
Owens Corning	1,751	171
Trex (1)	1,943	199
		994
Commercial Services & Supplies 0.5%		
ADT	2,640	29
Clean Harbors (1)	846	79
Driven Brands Holdings (1)	652	20
IAA (1)	2,253	123
MSA Safety	622	103
Stericycle (1)	1,528	109
		463
Construction & Engineering 0.4%		
AECOM (1)	2,336	148
MasTec (1)	948	101
Valmont Industries	348	82
		331
Electrical Equipment 1.6%		
Acuity Brands	591	110
ChargePoint Holdings (1)	2,091	73
Hubbell	915	171
nVent Electric	2,782	87
Plug Power (1)	8,464	289
Regal Beloit	678	90
Sensata Technologies Holding (1)	2,599	151
Shoals Technologies Group, Class A (1)	1,483	53
Sunrun (1)	3,331	186

Vertiv Holdings	4,799	131
		1,341
Industrial Conglomerates 0.2%		
Carlisle	868	166
		166
Machinery 2.3%		
AGCO	1,053	137
Allison Transmission Holdings	1,820	72
Colfax (1)	1,954	90
Crane	824	76
Donaldson	2,106	134
Flowserve	2,173	88
Gates Industrial (1)	1,247	23
Graco	2,805	212
ITT	1,450	133
Lincoln Electric Holdings	969	128
Middleby (1)	930	161
Nordson	980	215
Oshkosh	1,152	144
Timken	1,073	86
Toro	1,815	199
Woodward	969	119
		2,017
Marine 0.1%		
Kirby (1)	995	60
		60
Professional Services 2.0%		
Booz Allen Hamilton Holding	2,277	194
CACI International, Class A (1)	388	99
Clarivate (1)	6,986	192
CoStar Group (1)	6,560	543
Dun & Bradstreet Holdings (1)	2,752	59
FTI Consulting (1)	580	79
ManpowerGroup	917	109
Science Applications International	977	86
TransUnion	3,219	354
		1,715
Road & Rail 2.4%		
AMERCO	149	88
Knight-Swift Transportation Holdings	2,686	122
Landstar System	659	104
Lyft, Class A (1)	4,686	283
Ryder System	872	65

Schneider National, Class B	865	19
TuSimple Holdings, Class A (1)	599	43
Uber Technologies (1)	27,192	1,363
		2,087
Trading Companies & Distributors 0.6%		
Air Lease	1,788	75
MSC Industrial Direct, Class A	760	68
SiteOne Landscape Supply (1)	746	126
Univar Solutions (1)	2,795	68
Watsco	556	160
		497
Total Industrials & Business Services		10,991
INFORMATION TECHNOLOGY 29.6%		
Communications Equipment 0.5%		
Ciena (1)	2,576	147
CommScope Holding (1)	3,353	71
Lumentum Holdings (1)	1,264	104
Ubiquiti	110	34
Viasat (1)	1,035	52
		408
Electronic Equipment, Instruments & Components 1.4%		
Arrow Electronics (1)	1,227	140
Avnet	1,657	66
Cognex	2,857	240
Coherent (1)	418	111
Dolby Laboratories, Class A	1,103	108
Jabil	2,422	141
Littelfuse	410	104
National Instruments	2,193	93
SYNNEX	705	86
Vontier	2,866	93
		1,182
IT Services 7.7%		
Alliance Data Systems	841	88
Amdocs	2,261	175
Black Knight (1)	2,540	198
Concentrix (1)	704	113
EPAM Systems (1)	909	465
Euronet Worldwide (1)	856	116
Fastly, Class A (1)(2)	1,766	105
Genpact	3,060	139
Globant (1)	649	142
GoDaddy, Class A (1)	2,815	245

MongoDB (1)	894	323
Okta (1)	2,086	510
Paysafe (1)	5,154	62
Sabre (1)(2)	5,302	66
Shift4 Payments, Class A (1)	727	68
Snowflake, Class A (1)	2,006	485
Square, Class A (1)	6,563	1,600
StoneCo, Class A (1)	3,695	248
Switch, Class A	1,915	41
Twilio, Class A (1)	2,728	1,075
WEX (1)	746	145
Wix.com (1)	901	262
		6,671
Semiconductors & Semiconductor Equipment 2.6%		
Allegro MicroSystems (1)	905	25
Brooks Automation	1,243	118
Cirrus Logic (1)	966	82
Cree (1)(2)	1,937	190
Entegris	2,260	278
First Solar (1)	1,781	161
Marvell Technology	13,597	793
MKS Instruments	934	166
ON Semiconductor (1)	7,076	271
Universal Display	723	161
		2,245
Software 16.6%		
Alteryx, Class A (1)	988	85
Anaplan (1)	2,346	125
Aspen Technology (1)	1,145	157
Atlassian, Class A (1)	2,217	569
Avalara (1)	1,425	231
Bentley Systems, Class B	2,353	152
Bill.com Holdings (1)	1,264	232
C3.ai, Class A (1)	307	19
CDK Global	2,036	101
Ceridian HCM Holding (1)	2,168	208
Cloudflare, Class A (1)	4,221	447
Coupa Software (1)	1,233	323
Crowdstrike Holdings, Class A (1)	2,712	682
Datadog, Class A (1)	3,808	396
Datto Holding (1)	454	13
DocuSign (1)	3,208	897
DoubleVerify Holdings (1)	255	11
Dropbox, Class A (1)	5,193	157
Duck Creek Technologies (1)	1,198	52

Dynatrace (1)	3,073	180
Elastic (1)	1,151	168
Everbridge (1)	628	85
Fair Isaac (1)	466	234
FireEye (1)	3,916	79
Five9 (1)	1,126	207
Guidewire Software (1)	1,412	159
HubSpot (1)	755	440
Jamf Holding (1)	947	32
Manhattan Associates (1)	1,067	155
McAfee, Class A	840	24
Medallia (1)	1,797	61
nCino (1)	786	47
New Relic (1)	914	61
Nuance Communications (1)	4,861	265
Nutanix, Class A (1)	3,218	123
Palantir Technologies, Class A (1)	27,353	721
Palo Alto Networks (1)	1,613	599
Paylocity Holding (1)	626	119
Pegasystems	682	95
Proofpoint (1)	968	168
RingCentral, Class A (1)	1,353	393
Slack Technologies, Class A (1)	8,384	371
Smartsheet, Class A (1)	2,007	145
SolarWinds (1)	1,166	20
Splunk (1)	2,748	397
SS&C Technologies Holdings	3,845	277
Teradata (1)	1,819	91
Trade Desk, Class A (1)	7,261	562
Unity Software (1)	2,469	271
VMware, Class A (1)	1,363	218
Workday, Class A (1)	3,107	742
Zendesk (1)	1,976	285
Zoom Video Communications, Class A (1)	3,590	1,389
Zscaler (1)	1,302	281
		14,321
Technology Hardware, Storage & Peripherals 0.8%		
Dell Technologies, Class C (1)	4,646	463
NCR (1)	2,129	97
Pure Storage, Class A (1)	4,591	90
Xerox Holdings	2,559	60
		710
Total Information Technology		25,537

MATERIALS 3.6%		
Chemicals 1.4%		
Ashland Global Holdings	928	81
Axalta Coating Systems (1)	3,489	106
Chemours	2,750	96
Diversey Holdings (1)	857	15
Element Solutions	3,866	90
Huntsman	3,522	94
NewMarket	112	36
Olin	2,402	111
RPM International	2,143	190
Scotts Miracle-Gro	696	134
Valvoline	3,126	102
Westlake Chemical	554	50
WR Grace	940	65
		1,170
Construction Materials 0.1%		
Eagle Materials	697	99
		99
Containers & Packaging 0.9%		
AptarGroup	1,127	159
Ardagh Group	327	8
Berry Global Group (1)	2,257	147
Crown Holdings	2,178	223
Graphic Packaging Holding	4,716	85
Silgan Holdings	1,447	60
Sonoco Products	1,677	112
		794
Metals & Mining 1.1%		
Alcoa (1)	3,120	115
Cleveland-Cliffs (1)	7,712	166
Reliance Steel & Aluminum	1,068	161
Royal Gold	1,105	126
Southern Copper	1,407	91
Steel Dynamics	3,353	200
United States Steel	4,467	107
		966
Paper & Forest Products 0.1%		
Louisiana-Pacific	1,803	109
		109
Total Materials		3,138

REAL ESTATE 6.6%

Equity Real Estate Investment Trusts 6.2%

American Campus Communities, REIT	2,287	107
American Homes 4 Rent, Class A, REIT	4,744	184
Americold Realty Trust, REIT	4,219	160
Apartment Income REIT, REIT	2,611	124
Brixmor Property Group, REIT	4,946	113
Brookfield Property, Class A, REIT	537	10
Camden Property Trust, REIT	1,609	213
CoreSite Realty, REIT	721	97
Cousins Properties, REIT	2,476	91
CubeSmart, REIT	3,454	160
CyrusOne, REIT	2,046	146
Douglas Emmett, REIT	2,779	93
EPR Properties, REIT (1)	1,236	65
Equity LifeStyle Properties, REIT	2,904	216
First Industrial Realty Trust, REIT	2,250	118
Gaming & Leisure Properties, REIT	3,784	175
Healthcare Trust of America, Class A, REIT	3,735	100
Highwoods Properties, REIT	1,717	78
Hudson Pacific Properties, REIT	2,451	68
Invitation Homes, REIT	9,588	358
JBG SMITH Properties, REIT	2,069	65
Kilroy Realty, REIT	1,940	135
Lamar Advertising, Class A, REIT	1,450	151
Life Storage, REIT	1,306	140
Medical Properties Trust, REIT	9,783	197
National Retail Properties, REIT	2,918	137
Omega Healthcare Investors, REIT	4,028	146
Park Hotels & Resorts, REIT (1)	3,922	81
Rayonier, REIT	2,306	83
Rexford Industrial Realty, REIT	2,242	128
SL Green Realty, REIT (2)	1,172	94
Spirit Realty Capital, REIT	1,915	92
STORE Capital, REIT	4,082	141
Sun Communities, REIT	1,857	318
VEREIT, REIT	3,824	176
VICI Properties, REIT	9,075	281
Weingarten Realty Investors, REIT	1,996	64
WP Carey, REIT	2,949	220
		5,325

Real Estate Management & Development 0.4%

Howard Hughes (1)	703	68
Jones Lang LaSalle (1)	864	169

Opendoor Technologies, Class A (1)	5,793	103
		340
Total Real Estate		5,665
UTILITIES 1.6%		
Electric Utilities 0.7%		
Avangrid	954	49
Hawaiian Electric Industries	1,761	75
IDACORP	871	85
OGE Energy	3,335	112
PG&E (1)	25,374	258
		579
Gas Utilities 0.3%		
National Fuel Gas	1,458	76
UGI	3,475	161
		237
Independent Power & Renewable Electricity Producer 0.1%		
Brookfield Renewable, Class A	2,134	89
		89
Independent Power & Renewable Electricity Producers 0.2%		
Vistra	8,103	150
		150
Multi-Utilities 0.1%		
MDU Resources	3,332	104
		104
Water Utilities 0.2%		
Essential Utilities	3,744	171
		171
Total Utilities		1,330
Total Common Stocks (Cost $78,453)		**86,500**
SHORT-TERM INVESTMENTS 0.1%		
Money Market Funds 0.1%		
T. Rowe Price Government Reserve Fund, 0.03% (3)(4)	117,740	118
Total Short-Term Investments (Cost $118)		**118**

The accompanying notes are an integral part of these financial statements.

June 30, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF CHANGES IN NET ASSETS

($000s)

		6 Months Ended 6/30/21		Year Ended 12/31/20
Increase (Decrease) in Net Assets				
Operations				
Net investment income	$	197	$	54
Net realized gain		101		1,189
Change in net unrealized gain / loss		4,763		1,635
Increase in net assets from operations		5,061		2,878
Distributions to shareholders				
Net earnings				
Investor Class		-		(304)
I Class		-		(16)
Z Class		-		(7)
Decrease in net assets from distributions		-		(327)
Capital share transactions*				
Shares sold				
I Class		82,319		-
Z Class		-		100
Shares redeemed				
Investor Class		(9,100)		-
I Class		(1,169)		-
Increase in net assets from capital share transactions		72,050		100
Net Assets				
Increase during period		77,111		2,651
Beginning of period		9,388		6,737
End of period	$	86,499	$	9,388
*Share information				
Shares sold				
I Class		4,180		-
Z Class		-		11
Shares redeemed				
Investor Class		(463)		-
I Class		(59)		-
Increase in shares outstanding		3,658		11

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become non-diversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Mid-Cap Index Fund (Investor Class), the Mid-Cap Index Fund–I Class (I Class), and the Mid-Cap Index Fund–Z Class (Z Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs On June 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2021, the value of loaned securities was $1,559,000; the value of cash collateral and related investments was $1,590,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $85,323,000 and $13,057,000, respectively, for the six months ended June 30, 2021.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At June 30, 2021, the cost of investments for federal income tax purposes was $80,352,000. Net unrealized gain aggregated $7,856,000 at period-end, of which $9,023,000 related to appreciated investments and $1,167,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.12% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2021 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $372,000 remain subject to repayment by the fund at June 30, 2021. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2021, expenses incurred pursuant to these service agreements were $35,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2021, the fund was charged $19,000 for shareholder servicing costs related to the college savings plans, of which $12,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2021, approximately 99% of the outstanding shares of the I Class were held by college savings plans.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of June 30, 2021, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 12,131 shares of the Investor Class, representing 100% of the Investor Class's net assets and 25,000 shares of the I Class, representing 1% of the I Class’s net assets and 11,050 shares of the Z Class, representing 100% of the Z Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2021, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Effective January 1, 2020, Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $3,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. During 2020, a novel strain of coronavirus (COVID-19) resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty, and result in, among other things: enhanced health screenings, quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations and supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the fund, its investment advisers, and the fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operation systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

NOTE 7 - SUBSEQUENT EVENT

At a meeting held May 12, 2021, the fund’s board approved an amendment to the fund’s investment management agreement. Effective August 1, 2021, the fund’s annual investment management fee was reduced from 0.12% to 0.09% of the fund’s average daily net assets. In addition, the Investor Class’s contractual expense limitation in effect was reduced from 0.30% to 0.27% of the fund’s average daily net assets and extended through April 30, 2024. There are no changes to the existing I Class Limit and contractual expense limitation for the Z Class.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at a meeting held on March 8–9, 2021 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the one-, two-, three-, and four-year periods as of September 30, 2020, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other direct and indirect benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Advisor bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations (subject to an expense limitation on total expense ratio with respect to the Investor Class and an expense limitation on operating expenses with respect to the I Class). The fund’s shareholders have benefitted from potential economies of scale through reductions to the fund’s contractual management fee rate and expense limitations over the past several years. The Board concluded that the advisory fee structure continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 17, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 17, 2021